Expense Example (Invesco V.I. High Yield Fund, Series I shares, Invesco V.I. High Yield Fund, USD $)	12 Months Ended
May 02, 2011
Invesco V.I. High Yield Fund | Series I shares, Invesco V.I. High Yield Fund
Example
Expense Example, By Year, Column [Text]	Series I
1 Year	$ 82
3 Years	287
5 Years	543
10 Years	$ 1,275